Other Operating Income - Summary of Other Operating Income (Parenthetical) (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Operating Income [line items]
Gain on sales of property, plant and equipment	¥ 482,414	¥ 8,769	¥ 70,682
Revenue from directly owned restaurants [member]
Disclosure Of Other Operating Income [line items]
Gain on sales of property, plant and equipment	¥ 481,192